Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Data
The following table presents summarized quarterly financial data for 2019 and 2018:

	Quarter Ended
	March 31	June 30	September 30	December 31
(Thousands of dollars, except per share amounts)
2019
Southwest Gas Holdings, Inc.:
Operating revenues	$833,539	$713,011	$725,230	$848,137
Operating income	140,480	54,869	38,258	138,204
Net income	95,384	22,832	6,525	91,906
Net income attributable to Southwest Gas Holdings, Inc.	94,809	22,056	5,353	91,718
Basic earnings per common share (1)	1.78	0.41	0.10	1.67
Diluted earnings per common share (1)	1.77	0.41	0.10	1.67

Southwest Gas Corporation:
Operating revenues	$520,677	$258,711	$209,980	$379,571
Operating income (loss)	148,713	24,069	(1,807)	112,678
Net income (loss)	103,389	3,369	(20,012)	76,425

2018
Southwest Gas Holdings, Inc.:
Operating revenues	$754,330	$670,883	$668,146	$786,654
Operating income	129,560	53,338	39,681	134,854
Net income	78,294	21,551	12,331	69,476
Net income attributable to Southwest Gas Holdings, Inc.	79,091	21,551	12,331	69,304
Basic earnings per common share (1)	1.63	0.44	0.25	1.36
Diluted earnings per common share (1)	1.63	0.44	0.25	1.36

Southwest Gas Corporation:
Operating revenues	$494,313	$275,679	$217,523	$370,213
Operating income	141,173	24,675	3	115,962
Net income (loss)	90,349	2,622	(13,670)	59,541
(1)The sum of quarterly earnings (loss) per average common share may not equal the annual earnings (loss) per share due to the ongoing change in the weighted-average number of common shares.